Cash from operations (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cash flows from operating activities
Income before taxation	$ 117.2	$ 91.0	[1]
Adjustments:
Income/(loss) from discontinued operations before taxation	2.8	(21.8)
Depreciation of property, plant and equipment	50.8	78.6
Amortization of intangible assets	5.0	10.8
Amortization of prepaid site rent	0.9	0.7
Net impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	2.9	2.0
Impairment of assets held for sale	29.9
Net impairment loss/(reversal) of withholding tax receivables	5.5	(12.4)
Impairment of inventory	1.3	0.2
Net (gain)/loss on disposal of property, plant and equipment and right-of-use assets	(1.5)	1.2
Sharebased payment and long-term employee benefit expenses	41.4	5.5
Net loss allowance on trade receivables	4.5	0.4
Finance income	(126.5)	(20.5)
Finance costs	125.0	114.3
Insurance claim income		(0.1)
Operating income before working capital changes	259.2	249.9
Changes in working capital
Decrease/(increase) in inventory	2.0	(14.2)
(Increase)/decrease in trade and other receivables	(34.3)	10.4
Increase/(decrease) in trade and other payables	18.0	(29.8)
Net movement in working capital	(14.3)	(33.6)
Cash from operations	244.9	216.3
Discontinued operations
Cash flows from operating activities
Income before taxation	$ 2.8	$ (21.8)

[1]	The results for the three months ended March 31, 2025 have been re-presented to reflect that the results of the Latam segment are now reported as a discontinued operation. See note 20.1 for more information.